Derivative Liability (Details Narrative) 10Q - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative liability	$ 1,014,227		$ 1,014,227		$ 1,250,581
Derivative liability from issuance of convertible debt and warrant			301,739		1,256,481
Gain on derivative liability			1,718,816		5,900
Change in fair value of derivative liability	1,444,164		(1,180,723)		5,900
Fair value of the derivative liability	$ 1,014,227		$ 1,014,227		$ 1,250,581